FRANKLIN TEMPLETON INVESTMENTS
                              ONE FRANKLIN PARKWAY
                            SAN MATEO, CA 94403-1906


February 2, 2007


Filed Via EDGAR (CIK 0000798523)
Securities and Exchange Commission
Judiciary Plaza
100 F Street, N.E.
Washington, D.C.  20549

      RE:  FRANKLIN NEW YORK TAX-FREE TRUST
           File Nos. 033-07785 and 811-04787

Ladies/Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) do not differ from those contained in Post-Effective Amendment No. 27 to the Registration Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission on January 26, 2007.

Sincerely yours,

FRANKLIN NEW YORK TAX-FREE TRUST



David P. Goss
Senior Associate General Counsel


DPG:cd


cc:   Bruce G. Leto, Esq.